RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 19:-RELATED PARTY BALANCES AND TRANSACTIONS

a.Related party balances and transactions are with related companies and principal shareholder. Yehuda Zisapel is a shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors of the Company and also a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, medical insurance, as well as in connection with logistics services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,856, $ 2,242 and $ 1,801 in 2018, 2019 and 2020, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases of this facility will expire end of March 2021.

The aggregate amount of rent and maintenance expenses related to these properties were approximately $ 1,960, $ 1,936 and $ 2,099 in 2018, 2019 and 2020, respectively.

F - 48

CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 19:-RELATED PARTY BALANCES AND TRANSACTIONS (Cont.)

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 78, $ 152 and $ 83 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 148, $ 46 and $ 274 for the years ended December 31, 2018, 2019 and 2020, respectively.

b.As part of the operating agreements with Orocom for the Pronatel project in Peru, the Company had two seats in Orocom’s board of directors out of four seats, as well as other protective rights in Orocom. As a result, Orocom and its shareholders were defined as “related companies” of Ceragon. During 2020, the Company recorded revenues in the amount of $ 5,594 related to Pronatel project. During 2018 and 2019, Amitel Perú Telecomunicaciones S.A.C. (“Amitel”) - one of Orocom’s shareholders and a partner in the Pronatel project – won a tender of Ceragon for the provision of site surveys services as well as installation and commissioning services under framework agreements in the sum of approximately $ 490 and $ 900 respectively. Following the return of the guarantees, Company’s seats in Orocom’s board of directors were reduced to one seat and Company’s other protective rights in Orocom were revoked.

In December 2018, the Company purchased 14% of the share capital of Compass for a consideration of $ 833. In December 2019, the holding was decreased to 11% as a result of third- party equity investment. As of December 31, 2020, the investment was fully written off as a result of equity losses.

Transactions with related parties:

	Year ended December 31,
	2018	2019	2020

Revenues	$3,336	$6,745	$5,843
Cost of revenues	$1,111	$1,659	$4,715

Research and development expenses	$1,008	$1,248	$1,245

Selling and marketing expenses	$771	$763	$731

General and administrative expenses	$1,067	$1,002	$913

Purchase of property and equipment	$148	$46	$274

Balances with related parties:

	December 31,
	2019	2020

Trade payables, other accounts payable and accrued expenses	$1,148	$925
Trade Receivables	$7,378	$13,117